Available-for-Sale and Other Securities (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities [Abstract]
Contractual maturities of investment securities

Contractual maturities of available-for-sale and other securities as of December 31, 2013 and 2012 were:

	2013		2012
	Amortized	Fair	Amortized	Fair
(dollar amounts in thousands)	Cost	Value	Cost	Value
Under 1 year	$263,366	$262,752	$60,054	$60,651
1 - 5 years	1,665,644	1,697,234	1,961,217	2,005,022
6 - 10 years	1,440,056	1,433,303	1,170,807	1,208,054
Over 10 years	3,662,328	3,577,502	3,989,977	3,967,196
Other securities:
Nonmarketable equity securities	320,991	320,991	308,075	308,075
Marketable equity securities	16,522	16,971	16,877	17,177
Total available-for-sale and other securities	$7,368,907	$7,308,753	$7,507,007	$7,566,175

Amortized cost, fair value, and gross unrealized gains and losses recognized in accumulated other comprehensive income
		Unrealized
	Amortized	Gross		Gross	Fair
(dollar amounts in thousands)	Cost	Gains		Losses	Value
December 31, 2013
U.S. Treasury	$51,301	$303	$	---	$51,604
Federal agencies:
Mortgage-backed securities	3,562,444	42,319		(38,542)	3,566,221
Other agencies	313,877	6,105		(94)	319,888
Total U.S. government backed securities	3,927,622	48,727		(38,636)	3,937,713
Municipal securities (1)	1,140,263	18,825		(13,096)	1,145,992
Private-label CMO	51,238	1,188		(3,322)	49,104
Asset-backed securities	1,172,284	6,771		(88,015)	1,091,040
Covered bonds	280,595	5,279		---	285,874
Corporate debt	455,493	11,241		(9,494)	457,240
Other securities	341,412	511		(133)	341,790
Total available-for-sale and other securities	$7,368,907	$92,542		$(152,696)	$7,308,753

		Unrealized
	Amortized	Gross		Gross	Fair
(dollar amounts in thousands)	Cost	Gains		Losses	Value
December 31, 2012
U.S. Treasury	$51,620	$691	$	---	$52,311
Federal agencies:
Mortgage-backed securities	4,149,964	114,984		(278)	4,264,670
Other agencies	348,846	10,781		(1)	359,626
Total U.S. government backed securities	4,550,430	126,456		(279)	4,676,607
Municipal securities	489,080	13,927		(2,007)	501,000
Private-label CMO	75,557	1,087		(5,076)	71,568
Asset-backed securities (2)	1,126,315	16,287		(113,519)	1,029,083
Covered bonds	282,080	8,545		---	290,625
Corporate debt	654,693	15,301		(1,852)	668,142
Other securities	328,852	333		(35)	329,150
Total available-for-sale and other securities	$7,507,007	$181,936		$(122,768)	$7,566,175

(1) Effective December 31, 2013 approximately $600.4 million of direct purchase municipal instruments were reclassified from C&I loans to available-for-sale securities.

(2) Amounts at December 31, 2012 include securities backed by automobile loans with a fair value of $3 million which meet the eligibility requirements for the Term Asset-Backed Securities Loan Facility, administered by the Federal Reserve Bank.

Available for sale securities in an unrealized loss position table text block
		Less than 12 Months				Over 12 Months				Total
		Fair		Unrealized		Fair		Unrealized		Fair		Unrealized
(dollar amounts in thousands )		Value		Losses		Value		Losses		Value		Losses
December 31, 2013
U.S. Treasury	$	---	$	---	$	---	$	---	$	---	$	---
Federal Agencies:
Mortgage-backed securities		1,628,454		(37,174)		12,682		(1,368)		1,641,136		(38,542)
Other agencies		2,069		(94)		---		---		2,069		(94)
Total U.S. Government backed securities		1,630,523		(37,268)		12,682		(1,368)		1,643,205		(38,636)
Municipal securities		551,114		(12,395)		7,531		(701)		558,645		(13,096)
Private label CMO		---		---		22,639		(3,322)		22,639		(3,322)
Asset-backed securities		391,665		(9,720)		107,419		(78,295)		499,084		(88,015)
Corporate debt		146,308		(7,729)		26,155		(1,765)		172,463		(9,494)
Other securities		3,078		(72)		2,530		(61)		5,608		(133)
Total temporarily impaired securities		$2,722,688		$(67,184)		$178,956		$(85,512)		$2,901,644		$(152,696)

		Less than 12 Months				Over 12 Months				Total
		Fair		Unrealized		Fair		Unrealized		Fair		Unrealized
(dollar amounts in thousands )		Value		Losses		Value		Losses		Value		Losses
December 31, 2012
U.S. Treasury	$	---	$	---	$	---	$	---	$	---	$	---
Federal Agencies
Mortgage-backed securities		44,836		(278)		---		---		44,836		(278)
Other agencies		801		(1)		---		---		801		(1)
Total U.S. Government backed securities		45,637		(279)		---		---		45,637		(279)
Municipal securities		51,316		(2,007)		---		---		51,316		(2,007)
Private label CMO		22,793		---		34,617		(5,076)		57,410		(5,076)
Asset-backed securities		28,089		(73)		108,660		(113,446)		136,749		(113,519)
Corporate debt		138,792		(1,472)		119,620		(380)		258,412		(1,852)
Other securities		---		---		1,630		(35)		1,630		(35)
Total temporarily impaired securities		$286,627		$(3,831)		$264,527		$(118,937)		$551,154		$(122,768)

Realized securities gains and losses

The following table is a summary of realized securities gains and losses for the years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Gross gains on sales of securities	$2,932	$8,612	$18,641
Gross (losses) on sales of securities	(712)	(2,224)	(14,959)
Net gain (loss) on sales of securities	$2,220	$6,388	$3,682

Credit Ratings on Selected Investment Securities

The following table presents the credit ratings for our CDO and private label CMO securities as of December 31, 2013 and 2012:

Credit Ratings of Selected Investment Securities
(dollar amounts in thousands)			Average Credit Rating of Fair Value Amount (1)
	Amortized
	Cost	Fair Value	AAA		AA +/-		A +/-	BBB +/-	<BBB-
Private-label CMO securities	$51,238	$49,104	$16,964	$	---	$	---	$11,785	$20,355
Collateralized debt obligations	161,730	84,136	---		---		17,855	---	66,281
Total at December 31, 2013	$212,968	$133,240	$16,964	$	---		$17,855	$11,785	$86,636
Total at December 31, 2012	$299,029	$181,606	$22,793		$25,742		$35,763	$3,801	$93,507

(1)	Credit ratings reflect the lowest current rating assigned by a nationally recognized credit rating agency.

Trust Preferred Securities Data

The following table summarizes the relevant characteristics of our CDO securities portfolio, which are included in asset-backed securities, at December 31, 2013 and 2012. Each security is part of a pool of issuers and supports a more senior tranche of securities except for the I-Pre TSL II, and MM Comm III securities which are the most senior class.

Collateralized Debt Obligation Securities Data
(dollar amounts in thousands)							Actual
							Deferrals	Expected
							and	Defaults
						# of Issuers	Defaults	as a % of
					Lowest	Currently	as a % of	Remaining
		Amortized	Fair	Unrealized	Credit	Performing/	Original	Performing	Excess
Deal Name	Par Value	Cost	Value	Loss (2)	Rating (3)	Remaining (4)	Collateral	Collateral	Subordination (5)
Alesco II (1)	$41,646	$29,629	$12,756	$(16,873)	C	29/33	10%	9%	---%
ICONS	20,000	20,000	15,208	(4,792)	BB	21/22	3	14	52
I-Pre TSL II	20,059	20,009	17,855	(2,154)	A	21/23	5	10	78
MM Comm III	5,669	5,417	4,007	(1,410)	BB	5/9	5	9	33
Pre TSL IX	5,000	3,955	1,955	(2,000)	C	29/43	20	13	4
Pre TSL XI (1)	25,000	21,098	8,130	(12,968)	C	41/60	28	15	---
Pre TSL XIII (1)	28,045	21,274	10,996	(10,278)	C	43/61	29	23	4
Reg Diversified (1)	25,500	6,908	589	(6,319)	D	23/42	40	12	---
Soloso (1)	12,500	2,440	138	(2,302)	C	36/63	32	23	---
Tropic III	31,000	31,000	12,502	(18,498)	CCC	25/40	26	14	38
Total at December 31, 2013	$214,419	$161,730	$84,136	$(77,594)
Total at December 31, 2012	$266,863	$195,760	$84,296	$(111,464)

(1)	Security was determined to have OTTI. As such, the book value is net of recorded credit impairment.
(2)	The majority of securities have been in a continuous loss position for 12 months or longer.
(3)	For purposes of comparability, the lowest credit rating expressed is equivalent to Fitch ratings even where the lowest rating is based on another nationally recognized credit rating agency.
(4)	Includes both banks and/or insurance companies.
(5)	Excess subordination percentage represents the additional defaults in excess of both current and projected defaults that the CDO can absorb before the bond experiences credit impairment. Excess subordinated percentage is calculated by (a) determining what percentage of defaults a deal can experience before the bond has credit impairment, and (b) subtracting from this default breakage percentage both total current and expected future default percentages.

Total OTTI losses, OTTI losses included in OCI, and OTTI recognized in the income statement for securities evaluated for impairment by debt security debt

For the periods ended December 31, 2013, 2012 and 2011, the following table summarizes by security type, the total OTTI losses recognized in the Consolidated Statements of Income for securities evaluated for impairment as described above:

		Year ended December 31,
(dollar amounts in thousands)		2013		2012	2011
Available-for-sale and other securities:
Alt-A Mortgage-backed	$	---	$	---	$(361)
Collateralized Debt Obligations		(1,466)		---	(3,798)
Private label CMO		(336)		(1,614)	(2,550)
Total debt securities		(1,802)		(1,614)	(6,709)
Equity securities		---		(5)	(654)
Total available-for-sale and other securities		$(1,802)		$(1,619)	$(7,363)

OTTI recognized in earnings on debt securities held by Huntington

The following table rolls forward the OTTI recognized in earnings on debt securities held by Huntington for the years ended December 31, 2013 and 2012 as follows:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012
Balance, beginning of year	$49,433	$56,764
Reductions from sales	(20,366)	(8,945)
Credit losses not previously recognized	---	---
Additional credit losses	1,802	1,614
Balance, end of year	$30,869	$49,433